Grupo Santander - Agreement for the sale of the stake in Caceis (Details) - EUR (€) € in Millions		12 Months Ended
	Dec. 19, 2024	Dec. 31, 2025
Crédit Agricole S.A. | Caceis (Notes 3 and 12)
Disclosure of detailed information about business combination [line items]
Ownership interest in subsidiary	100.00%
Caceis (Notes 3 and 12)
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate, sold (in percentage)	30.50%
Gains (losses) on noncurrent assets held for sale not classified as discontinued operations		€ 231